Revenue from Contracts with Customers - Schedule of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Diluted bitumen sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 298,013	$ 135,129	$ 605,794	$ 445,335
Non-diluted bitumen sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	7,241	6,008	26,181	23,981
Oil sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 305,254	$ 141,137	$ 631,975	$ 469,316